CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 60,494	$ 10,669	$ 42,311
Term deposits	152,190
Short-term investments	98,411	24,978	3,174
Accounts receivable	4,292	3,196	2,675
Amounts due from related parties	127	2,158	726
Prepayments and other current assets	8,983	6,296	8,973
Total current assets	324,497	47,297	57,859
Non-current assets:
Property and equipment, net	6,427	7,938	6,419
Intangible assets, net	65	75	55
Long-term prepayments	2,352	1,146	1,661
Total non-current assets	8,844	9,159	8,135
Total assets	333,341	56,456	65,994
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entity ("VIE") without recourse to the Company of US$19,706, US$307 and US$1,123 as of December 31, 2011, 2012 and 2013, respectively)	8,309	11,139	19,875
Deferred revenues (including deferred revenues of the consolidated VIE without recourse to the Company of US$15,399, US$27,751 and US$42,942 as of December 31, 2011, 2012 and 2013, respectively)	55,099	28,955	15,399
Customer advances and deposits (including customer advances and deposits of the consolidated VIE without recourse to the Company of US$3,813, US$4,710 and US$5,670 as of December 31, 2011, 2012 and 2013, respectively)	21,369	11,040	3,813
Taxes payable (including taxes payable of the consolidated VIE without recourse to the Company of US$936, US$1,872 and US$1,751 as of December 31, 2011, 2012 and 2013, respectively)	2,264	1,877	1,096
Salary and welfare payable (including salary and welfare payable of the consolidated VIE without recourse to the Company of US$6,646, US$7,165 and US$8,471 as of December 31, 2011, 2012 and 2013, respectively)	17,962	12,413	8,219
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Company of US$1,076, US$1,090 and US$2,181 as of December 31, 2011, 2012 and 2013, respectively)	8,055	3,579	1,614
Total current liabilities	113,058	69,003	50,016
Total liabilities	113,058	69,003	50,016
Commitments and contingencies (Note 14)
Mezzanine equity
Total mezzanine equity		139,517	129,284
Shareholders' equity/(deficit):
Ordinary shares (US$0.00001 par value, 4,912,433,396, 4,912,433,396 and 5,000,000,000 (including 4,800,000,000 Class A and 200,000,000 Class B) shares authorized, 44,245,388, 44,245,388 and 158,876,693 (including 27,064,706 Class A and 131,811,987 Class B) shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively)	2	1	1
Additional paid-in capital	359,276
Accumulated (deficit)	(138,419)	(152,059)	(113,349)
Accumulated other comprehensive income/(loss)	(576)	(6)	42
Total shareholders' equity/(deficit)	220,283	(152,064)	(113,306)
Total liabilities, mezzanine equity and shareholders' equity/(deficit)	333,341	56,456	65,994
Series A Preference Shares (US$0.00001 par value, 27,028,572, 27,028,572 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]
Mezzanine equity
Total mezzanine equity		9,866	9,866
Series A-1 Preference Shares (US$0.00001 par value, 19,047,620, 19,047,620 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]
Mezzanine equity
Total mezzanine equity		12,435	11,473
Series B Preference Shares (US$0.00001 par value, 26,247,412, 26,247,412 and nil shares authorized, issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]
Mezzanine equity
Total mezzanine equity		55,509	51,211
Series B-1 Preference Shares (US$0.00001 par value, 15,243,000, 15,243,000 and nil shares authorized, 15,242,995, 15,242,995 and nil shares issued and outstanding as of December 31, 2011, 2012 and 2013, respectively) [Member]

Mezzanine equity
Total mezzanine equity		$ 61,707	$ 56,734